Segment reporting - Sales by product line (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of products and services [abstract]
Sales	$ 2,274,038	$ 1,741,693	[1]	$ 1,576,037	[1]
Silicon Metal Product Line [Member]
Disclosure of products and services [abstract]
Sales	933,366	739,618		751,508
Manganese Alloys Product Line [Member]
Disclosure of products and services [abstract]
Sales	527,757	363,644		223,451
Ferrosilicon Product Line [Member]
Disclosure of products and services [abstract]
Sales	359,374	266,862		242,788
Other Silicon Based Alloys Product Line [Member]
Disclosure of products and services [abstract]
Sales	215,697	188,183		173,901
Silica Fume Product Line [Member]
Disclosure of products and services [abstract]
Sales	37,061	36,338		37,480
Energy Product Line [Member]
Disclosure of products and services [abstract]
Sales	44,185	16,661		20,380
Other Product Lines [Member]
Disclosure of products and services [abstract]
Sales	$ 156,598	$ 130,387		$ 126,529

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.